UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
24,264	iShares Core U.S. Aggregate Bond ETF	$2,602,314	4.0
15,107	iShares MSCI EMU Index Fund	654,889	1.0
16,424	iShares Russell 1000 Value Index Fund	1,970,223	3.0
47,350	Schwab U.S. TIPs ETF	2,598,568	4.0

	Total Exchange-Traded Funds
	(Cost $7,623,729)	7,825,994	12.0

MUTUAL FUNDS: 88.0%
	Affiliated Investment Companies: 86.0%
175,340	Voya Emerging Markets Index Portfolio - Class I	2,302,217	3.5
461,611	Voya Floating Rate Fund - Class I	4,556,102	7.0
129,190	Voya Global Bond Fund - Class R6	1,306,106	2.0
495,615	Voya High Yield Bond Fund - Class R6	3,910,401	6.0
1,184,921	Voya Intermediate Bond Fund - Class R6	11,730,714	17.9
306,989	Voya International Index Portfolio - Class I	3,269,435	5.0
156,208	Voya Large Cap Growth Portfolio - Class I	3,294,429	5.0
303,124	Voya Large Cap Value Portfolio - Class I	3,934,556	6.0
66,526	Voya MidCap Opportunities Portfolio - Class I	988,578	1.5
123,851	Voya Multi-Manager International Factors Fund - Class I	1,309,106	2.0
84,199	Voya Multi-Manager Mid Cap Value Fund - Class I	984,281	1.5
81,148	Voya RussellTM Mid Cap Index Portfolio - Class I	1,313,785	2.0
535,318	Voya Short Term Bond Fund - Class R6	5,203,288	8.0
91,135	Voya Small Company Portfolio - Class I	1,973,063	3.0
376,994	Voya U.S. Bond Index Portfolio - Class I	3,905,653	6.0
358,987	Voya U.S. Stock Index Portfolio - Class I	5,585,836	8.6
54,682	VY® Clarion Global Real Estate Portfolio - Class I	651,804	1.0
		56,219,354	86.0

	Unaffiliated Investment Companies: 2.0%
262,139	Credit Suisse Commodity Return Strategy Fund - Class I	$1,308,072	2.0

	Total Mutual Funds
	(Cost $51,391,047)	57,527,426	88.0

	Total Investments in Securities (Cost $59,014,776)	$65,353,420	100.0
	Assets in Excess of Other Liabilities	24,214	0.0
	Net Assets	$65,377,634	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,825,994	$–	$–	$7,825,994
Mutual Funds	57,527,426	–	–	57,527,426
Total Investments, at fair value	$65,353,420	$–	$–	$65,353,420

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,374,885	$114,464	$(208,799)	$21,667	$2,302,217	$-	$40,187	$-
Voya Floating Rate Fund - Class I	4,695,907	194,033	(361,254)	27,416	4,556,102	38,351	(747)	-
Voya Global Bond Fund - Class R6	1,344,252	41,054	(90,907)	11,707	1,306,106	15,042	224	-
Voya High Yield Bond Fund - Class R6	4,036,917	201,493	(228,441)	(99,568)	3,910,401	55,544	(1,849)	-
Voya Intermediate Bond Fund - Class R6	12,074,211	712,829	(809,924)	(246,402)	11,730,714	95,083	(8,857)	-
Voya International Index Portfolio - Class I	3,376,514	178,046	(186,119)	(99,006)	3,269,435	-	79,675	-
Voya Large Cap Growth Portfolio - Class I	3,419,504	150,815	(314,174)	38,284	3,294,429	-	20,536	-
Voya Large Cap Value Portfolio - Class I	4,014,976	332,073	(260,904)	(151,589)	3,934,556	-	63,805	-
Voya MidCap Opportunities Portfolio - Class I	1,021,488	31,789	(51,859)	(12,840)	988,578	-	35,720	-
Voya Multi-Manager International Factors Fund - Class I	1,355,596	66,200	(105,911)	(6,779)	1,309,106	-	5,300	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,008,192	46,819	(53,797)	(16,933)	984,281	-	(485)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,354,472	52,756	(80,247)	(13,196)	1,313,785	-	7,792	-
Voya Short Term Bond Fund - Class R6	5,344,069	276,558	(380,014)	(37,325)	5,203,288	26,966	(6,822)	-
Voya Small Company Portfolio - Class I	2,003,510	96,156	(98,546)	(28,057)	1,973,063	-	(2,572)	-
Voya U.S. Bond Index Portfolio - Class I	3,862,788	511,576	(398,521)	(70,190)	3,905,653	22,841	(16,349)	-
Voya U.S. Stock Index Portfolio - Class I	5,030,579	1,091,979	(482,299)	(54,423)	5,585,836	-	2,287	-
VY® Clarion Global Real Estate Portfolio - Class I	682,551	27,997	(25,178)	(33,566)	651,804	-	2,120	-
VY® Clarion Real Estate Portfolio - Class I	668,616	920	(646,406)	(23,130)	-	-	(3,390)	-
	$57,669,027	$4,127,557	$(4,783,300)	$(793,930)	$56,219,354	$253,827	$216,575	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $60,501,481.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,667,319
Gross Unrealized Depreciation	(1,815,380)

Net Unrealized Appreciation	$4,851,939

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
32,147	iShares MSCI EMU Index Fund	$1,393,572	1.0
29,125	iShares Russell 1000 Value Index Fund	3,493,835	2.5

	Total Exchange-Traded Funds
	(Cost $4,337,985)	4,887,407	3.5

MUTUAL FUNDS: 96.4%
	Affiliated Investment Companies: 94.9%
637,855	Voya Emerging Markets Index Portfolio - Class I	8,375,037	6.0
699,476	Voya Floating Rate Fund - Class I	6,903,830	5.0
350,490	Voya High Yield Bond Fund - Class R6	2,765,368	2.0
170,891	Voya Index Plus LargeCap Portfolio - Class I	4,878,941	3.5
1,256,900	Voya Intermediate Bond Fund - Class R6	12,443,310	8.9
1,563,280	Voya International Index Portfolio - Class I	16,648,935	12.0
596,714	Voya Large Cap Growth Portfolio - Class I	12,584,702	9.0
1,285,672	Voya Large Cap Value Portfolio - Class I	16,688,027	12.0
329,421	Voya MidCap Opportunities Portfolio - Class I	4,895,190	3.5
339,654	Voya Multi-Manager International Equity Fund - Class I	4,170,950	3.0
262,785	Voya Multi-Manager International Factors Fund - Class I	2,777,642	2.0
416,881	Voya Multi-Manager Mid Cap Value Fund - Class I	4,873,338	3.5
430,488	Voya RussellTM Mid Cap Index Portfolio - Class I	6,969,594	5.0
386,786	Voya Small Company Portfolio - Class I	8,373,917	6.0
133,348	Voya U.S. Bond Index Portfolio - Class I	1,381,490	1.0
1,029,786	Voya U.S. Stock Index Portfolio - Class I	16,023,471	11.5
116,009	VY® Clarion Global Real Estate Portfolio - Class I	1,382,828	1.0
		132,136,570	94.9

	Unaffiliated Investment Companies: 1.5%
418,466	Credit Suisse Commodity Return Strategy Fund - Class I	2,088,145	1.5

	Total Mutual Funds
	(Cost $105,254,141)	134,224,715	96.4

	Total Investments in Securities (Cost $109,592,126)	$139,112,122	99.9
	Assets in Excess of Other Liabilities	89,372	0.1
	Net Assets	$139,201,494	100.0

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,887,407	$–	$–	$4,887,407
Mutual Funds	134,224,715	–	–	134,224,715
Total Investments, at fair value	$139,112,122	$–	$–	$139,112,122

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$8,837,263	$127,622	$(686,568)	$96,720	$8,375,037	$-	$124,673	$-
Voya Floating Rate Fund - Class I	7,270,780	402,509	(833,434)	63,975	6,903,830	59,417	(22,890)	-
Voya High Yield Bond Fund - Class R6	2,916,715	186,576	(268,466)	(69,457)	2,765,368	40,279	(4,526)	-
Voya Index Plus LargeCap Portfolio - Class I	5,192,028	132,792	(320,683)	(125,196)	4,878,941	-	39,097	-
Voya Intermediate Bond Fund - Class R6	13,088,124	954,088	(1,356,663)	(242,239)	12,443,310	103,275	(35,594)	-
Voya International Index Portfolio - Class I	17,570,201	326,584	(834,333)	(413,517)	16,648,935	-	296,891	-
Voya Large Cap Growth Portfolio - Class I	13,327,042	117,960	(1,015,102)	154,802	12,584,702	-	60,185	-
Voya Large Cap Value Portfolio - Class I	17,719,934	627,273	(1,075,329)	(583,851)	16,688,027	-	200,807	-
Voya MidCap Opportunities Portfolio - Class I	5,165,217	26,936	(333,501)	36,538	4,895,190	-	75,108	-
Voya Multi-Manager International Equity Fund - Class I	4,392,222	85,650	(264,346)	(42,576)	4,170,950	-	30,173	-
Voya Multi-Manager International Factors Fund - Class I	2,939,327	43,394	(193,093)	(11,986)	2,777,642	-	6,194	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,099,746	128,382	(269,169)	(85,621)	4,873,338	-	(6,649)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	7,338,959	43,964	(311,659)	(101,670)	6,969,594	-	66,479	-
Voya Small Company Portfolio - Class I	8,690,766	273,258	(466,765)	(123,342)	8,373,917	-	(16,733)	-
Voya U.S. Bond Index Portfolio - Class I	1,452,244	108,310	(153,425)	(25,639)	1,381,490	8,479	(6,416)	-
Voya U.S. Stock Index Portfolio - Class I	15,482,254	2,030,357	(1,347,742)	(141,398)	16,023,471	-	(3,277)	-
VY® Clarion Global Real Estate Portfolio - Class I	1,479,212	62,854	(92,703)	(66,535)	1,382,828	-	(2,917)	-
VY® Clarion Real Estate Portfolio - Class I	1,449,799	2,087	(1,404,935)	(46,951)	-	-	(10,475)	-
	$139,411,833	$5,680,596	$(11,227,916)	$(1,727,943)	$132,136,570	$211,450	$790,130	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $112,588,335.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,861,088
Gross Unrealized Depreciation	(3,337,301)

Net Unrealized Appreciation	$26,523,787

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
64,233	iShares Core U.S. Aggregate Bond ETF	$6,888,989	5.0
31,994	iShares MSCI EMU Index Fund	1,386,940	1.0
34,783	iShares Russell 1000 Value Index Fund	4,172,569	3.0

	Total Exchange-Traded Funds
	(Cost $11,858,190)	12,448,498	9.0

MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 89.4%
476,161	Voya Emerging Markets Index Portfolio - Class I	6,251,997	4.5
696,304	Voya Floating Rate Fund - Class I	6,872,516	5.0
697,788	Voya High Yield Bond Fund - Class R6	5,505,544	4.0
145,797	Voya Index Plus LargeCap Portfolio - Class I	4,162,508	3.0
1,946,312	Voya Intermediate Bond Fund - Class R6	19,268,487	13.9
778,021	Voya International Index Portfolio - Class I	8,285,920	6.0
560,927	Voya Large Cap Growth Portfolio - Class I	11,829,945	8.5
1,066,245	Voya Large Cap Value Portfolio - Class I	13,839,855	10.0
281,039	Voya MidCap Opportunities Portfolio - Class I	4,176,232	3.0
338,084	Voya Multi-Manager International Equity Fund - Class I	4,151,670	3.0
326,967	Voya Multi-Manager International Factors Fund - Class I	3,456,042	2.5
355,670	Voya Multi-Manager Mid Cap Value Fund - Class I	4,157,778	3.0
171,395	Voya RussellTM Mid Cap Index Portfolio - Class I	2,774,879	2.0
282,622	Voya Short Term Bond Fund - Class R6	2,747,081	2.0
256,656	Voya Small Company Portfolio - Class I	5,556,593	4.0
528,860	Voya U.S. Bond Index Portfolio - Class I	5,478,994	4.0
891,279	Voya U.S. Stock Index Portfolio - Class I	13,868,305	10.0
115,480	VY® Clarion Global Real Estate Portfolio - Class I	1,376,516	1.0
		123,760,862	89.4

	Unaffiliated Investment Companies: 1.5%
416,423	Credit Suisse Commodity Return Strategy Fund - Class I	2,077,950	1.5

	Total Mutual Funds
	(Cost $104,319,618)	125,838,812	90.9

	Total Investments in Securities (Cost $116,177,808)	$138,287,310	99.9
	Assets in Excess of Other Liabilities	88,380	0.1
	Net Assets	$138,375,690	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,448,498	$–	$–	$12,448,498
Mutual Funds	125,838,812	–	–	125,838,812
Total Investments, at fair value	$138,287,310	$–	$–	$138,287,310

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,615,786	$208,748	$(624,523)	$51,986	$6,251,997	$-	$117,179	$-
Voya Floating Rate Fund - Class I	7,260,274	368,554	(816,937)	60,625	6,872,516	58,720	(19,860)	-
Voya High Yield Bond Fund - Class R6	5,825,040	344,793	(526,417)	(137,872)	5,505,544	79,546	(7,165)	-
Voya Index Plus LargeCap Portfolio - Class I	4,444,814	188,710	(319,079)	(151,937)	4,162,508	-	81,655	-
Voya Intermediate Bond Fund - Class R6	20,328,818	1,387,464	(2,049,922)	(397,873)	19,268,487	158,931	(29,015)	-
Voya International Index Portfolio - Class I	8,771,721	314,762	(527,061)	(273,502)	8,285,920	-	220,573	-
Voya Large Cap Growth Portfolio - Class I	12,558,466	324,991	(1,192,498)	138,986	11,829,945	-	69,862	-
Voya Large Cap Value Portfolio - Class I	14,704,742	832,210	(1,143,353)	(553,744)	13,839,855	-	240,455	-
Voya MidCap Opportunities Portfolio - Class I	4,421,468	63,911	(333,580)	24,433	4,176,232	-	72,883	-
Voya Multi-Manager International Equity Fund - Class I	4,385,444	161,412	(339,844)	(55,342)	4,151,670	-	45,574	-
Voya Multi-Manager International Factors Fund - Class I	3,668,602	117,572	(310,382)	(19,750)	3,456,042	-	14,638	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,364,747	133,455	(270,543)	(69,881)	4,157,778	-	(5,899)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,931,556	64,979	(191,199)	(30,457)	2,774,879	-	18,188	-
Voya Short Term Bond Fund - Class R6	2,892,270	176,485	(302,594)	(19,080)	2,747,081	14,490	(4,567)	-
Voya Small Company Portfolio - Class I	5,785,167	213,551	(365,457)	(76,668)	5,556,593	-	(12,601)	-
Voya U.S. Bond Index Portfolio - Class I	5,754,131	701,079	(883,255)	(92,961)	5,478,994	32,935	(32,650)	-
Voya U.S. Stock Index Portfolio - Class I	13,203,243	2,200,134	(1,387,809)	(147,263)	13,868,305	-	20,232	-
VY® Clarion Global Real Estate Portfolio - Class I	1,477,107	56,098	(89,623)	(67,066)	1,376,516	-	(921)	-
VY® Clarion Real Estate Portfolio - Class I	1,447,440	2,778	(1,402,638)	(47,580)	-	-	(9,464)	-
	$130,840,836	$7,861,686	$(13,076,714)	$(1,864,946)	$123,760,862	$344,622	$779,097	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $119,237,241.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,669,639
Gross Unrealized Depreciation	(3,619,570)

Net Unrealized Appreciation	$19,050,069

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018